SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ (42,854)	$ 431,925	$ 628,253
HONG KONG
IfrsStatementLineItems [Line Items]
Current tax	29,186	431,925	622,963
(Over) under-provision of tax in prior years	(72,040)		5,290
Total	$ (42,854)	$ 431,925	$ 628,253